Share-Based Compensation - Activity Of Unvested RSAs And The Respective Weighted-Average Fair Value (Details) - RSAs	12 Months Ended
Dec. 31, 2021 $ / shares shares
RSUs
Outstanding at beginning of period (in shares) | shares	0
Issued (in shares) | shares	557,334
Vested (in shares) | shares	(105,473)
Forfeited (in shares) | shares	(4,130)
Outstanding at ending of period (in shares) | shares	447,731
Weighted-Average Grant Date Fair Value
Outstanding at beginning of period, (in usd per share) | $ / shares	$ 0
Issued (in usd per share) | $ / shares	3.42
Vested (in usd per share) | $ / shares	3.42
Forfeited (in usd per share) | $ / shares	3.42
Outstanding at ending of period, (in usd per share) | $ / shares	$ 3.42